Foreclosed Assets - Company's Balance in Foreclosed Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Foreclosed Assets [Line Items]
Total foreclosed assets	$ 2,397	$ 1,736
One-to-Four Family Mortgages [Member]
Schedule of Foreclosed Assets [Line Items]
Total foreclosed assets	135	55
Home Equity Line of Credit [Member]
Schedule of Foreclosed Assets [Line Items]
Total foreclosed assets	28
Multi-Family [Member]
Schedule of Foreclosed Assets [Line Items]
Total foreclosed assets	1,775
Land [Member]
Schedule of Foreclosed Assets [Line Items]
Total foreclosed assets		943
Non-Residential Real Estate [Member]
Schedule of Foreclosed Assets [Line Items]
Total foreclosed assets	$ 459	$ 738